Investment properties	12 Months Ended
Dec. 31, 2025
Investment properties [Abstract]
Investment properties
14	Investment properties

	2024	2025
	RMB’000	RMB’000
Fair value
At 1 January	22,911	35,058
Fair value gain/(loss) of investment properties	12,147	(31)
At 31 December	35,058	35,027

Investment properties represents buildings held in the PRC.

Investment properties with fair value amounting to RMB35,027,000 as of December 31, 2025 were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statements for investment properties:

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Rental income	240	411	411

As at 31 December 2025, the fair values of the investment property are based on valuation performed by Dacheng Assessment, an accredited independent valuer. Dacheng Assessment is a specialist in valuing these types of investment properties in China. A valuation model in accordance with that recommended by the International Valuation Standards Committee has been applied.